Finance Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance Expense

4.	FINANCE EXPENSE
	Interest expense - environmental rehabilitation	(10.7)	(11.7)	(11.7)
	Unwinding of discount rate on silicosis settlement costs	(1.5)	(1.3)	(2.0)
	Interest expense - lease liability (2018: finance lease liabilities)	(22.4)	(18.6)	(0.2)
	Interest expense - borrowings	(105.3)	(114.0)	(91.6)
	Borrowing costs capitalised 3	13.2	43.4	17.5

	Total finance expense	(126.7)	(102.2)	(88.0)

¹	All regions.
²	Only Peru region (Cerro Corona).
3
Borrowing costs capitalised of US$13.2 million (2019: US$43.4 million) comprise borrowing costs relating to general borrowings of US$13.2 million (2019: US$31.0 million) and specific borrowings of US$nil (2019: US$12.4 million). The specific borrowings of US$nil (2019: US$12.4 million) relate to the Gruyere project and are included in additions to property, plant and equipment of US$nil (2019: US$612.5 million) (refer note 14).